Supplementary cash flow information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
Non-cash investing activities
Proceeds from sale of West Epsilon rig	$ 0	$ 0	$ 12	$ 0
Non-cash financing activities
Repayment of debt following sale of West Epsilon rig (1)	$ 0	$ 0	$ (12)	$ 0